UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012–June 30, 2013

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Effective November 1, 2012, the funds listed below were renamed as shown in the table:

Former Name	Current Name
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Western Asset Variable High Income Portfolio	Western Asset Variable High Income Portfolio
Legg Mason Western Asset Variable Strategic Bond Portfolio	Western Asset Variable Strategic Bond Portfolio

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2012 - 06/30/2013
Legg Mason Partners Variable Income Trust

=========== Western Asset Variable Global High Yield Bond Portfolio ============

BOATS INVESTMENT (NETHERLANDS) BV, AMSTERDAM

Ticker:                      Security ID:  N14307DR5
Meeting Date: FEB 12, 2013   Meeting Type: ExtraOrdinary General Meeting
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     That this meeting (the "Meeting") of    For       For          Management
      the holders (the "Noteholders") of the
      Series 100 Notes  EUR 340,000,000
      Secured Notes due 2015 (Series 100)
      (the "Notes") issued by BOATS
      Investments (Netherlands) B.V. (the
      "Issuer") pursuant to the Issuer's U.S.
      D10
CONT  CONTD Trustee and Depositary Company    None      Did not vote Management
      Limited  /  Series 100 Notes  The
      Bank-of New York ) (the "Trustee") and
      a supplemental trust deed dated
      Series 100-Notes  29 June 2007 (the
      "Supplemental Trust Deed") between the
      Issuer and-the Trustee, and the terms
CONT  CONTD expedient in relation to, and/or  None      Did not vote Management
      exercise the rights incidental to
      the-ownership of, the Mortgaged
      Property to: (a) acquire: (i) all of
      the rights-and obligations of  Series
      100 Notes  EUR 340,000,000 PIK Term
      Loan Facility-dated 15 June 2007 betwee
CONT  CONTD Credit Suisse AG, London Branch   None      Did not vote Management
      (the "Reference Facility Obligor")
      in-favour of the Issuer under the
      Reference Facility Obligor Agreement
      to be-entered into between the Issuer
      and the Reference Facility Obligor in-
      substantially the form of the draf

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DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL
Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Appointment of Bart H. Heijermans       FOR       FOR          Management
      (CEO) as chairman of the AGM and
      appointment of the secretary of the AGM
3     Apporval of the agenda of the meeting   FOR       FOR          Management
4     Adoption of annual accounts 2012 and    FOR       FOR          Management
      appropriation of profits
5     Approval of annual report 2012 and      FOR       FOR          Management
      granting discharge for the Board
      members for their management pursued
      over the financial year 2012
6.A   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 January
      2013 up to 30 June 2013
6.B   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 July
      2013 up to 30 June 2014
7     Implementation of the one tier board -  FOR       FOR          Management
      Amendments A, B and D of the amendment
      to the shareholders' agreement;
      amendment of the articles of
      association of the Company and
      appointment of representatives to have
      the amendments executed; appointment
      of execut
8     Amendment C of the amendment to the     FOR       FOR          Management
      Shareholders' Agreement

--------------------------------------------------------------------------------

REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106
Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL
Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director                          FOR       FOR          Management
1.2   Elect Director                          FOR       FOR          Management
1.3   Elect Director                          FOR       FOR          Management
2     Advisory vote to approve Realogy        FOR       FOR          Management
      Holdings executive comensation program
3     Ratifying the appointment of            FOR       FOR          Management
      Pricewaterhouse Coopers LLP
4     Advisory vote on the grequency of the   FOR       FOR          Management
      advisory vote on executive compensation

--------------------------------------------------------------------------------

SEAT PAGINE GIALLE SPA

Ticker:       PGIM           Security ID:  XS0482720025
Meeting Date: JUN 11, 2013   Meeting Type: ANNUAL
Record Date:  MAY 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
A     Appointment of the Representative of    FOR       ABSTAIN      Management
      the holders of the non-convertible
      notes " 550,000,000 10 1/2 Senior
      Secured Notes due 2017"
      (rappresentante comune degli
      obbligazionisti) for the fiscal years
      2013-2014-2015 and determination of
      his compensation

================= Western Asset Variable High Income Portfolio =================

CHARTER COMMUNICATIONS, INC.

Ticker:       CHTR           Security ID:  16117M305
Meeting Date: APR 30, 2013   Meeting Type: Annual
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   DIRECTOR-W. LANCE CONN                  For       Withheld     Management
1.2   DIRECTOR-DARREN GLATT                   For       Withheld     Management
1.3   DIRECTOR-CRAIG A. JACOBSON              For       Withheld     Management
1.4   DIRECTOR-BRUCE A. KARSH                 For       Withheld     Management
1.5   DIRECTOR-EDGAR LEE                      For       Withheld     Management
1.6   DIRECTOR-JEFFREY A. MARCUS              For       Withheld     Management
1.7   DIRECTOR-JOHN D. MARKLEY, JR.           For       Withheld     Management
1.8   DIRECTOR-DAVID C. MERRITT               For       Withheld     Management
1.9   DIRECTOR-STAN PARKER                    For       Withheld     Management
1.10  DIRECTOR-THOMAS M. RUTLEDGE             For       Withheld     Management
1.11  DIRECTOR-ERIC L. ZINTERHOFER            For       Withheld     Management
2     AN AMENDMENT INCREASING THE NUMBER OF   For       Against      Management
      SHARES IN THE COMPANY'S 2009 STOCK
      INCENTIVE PLAN.
3     THE RATIFICATION OF THE APPOINTMENT OF  For       For          Management
      KPMG LLP AS THE COMPANY'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE YEAR ENDED DECEMBER 31, 2013.

--------------------------------------------------------------------------------

CITIGROUP INC.

Ticker:       C              Security ID:  172967424
Meeting Date: APR 24, 2013   Meeting Type: Annual
Record Date:  FEB 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT For       For          Management
1B.   ELECTION OF DIRECTOR: FRANZ B. HUMER    For       For          Management
1C.   ELECTION OF DIRECTOR: ROBERT L. JOSS    For       For          Management
1D.   ELECTION OF DIRECTOR: MICHAEL E.        For       For          Management
      O'NEILL
1E.   ELECTION OF DIRECTOR: JUDITH RODIN      For       For          Management
1F.   ELECTION OF DIRECTOR: ROBERT L. RYAN    For       For          Management
1G.   ELECTION OF DIRECTOR: ANTHONY M.        For       For          Management
      SANTOMERO
1H.   ELECTION OF DIRECTOR: JOAN E. SPERO     For       For          Management
1I.   ELECTION OF DIRECTOR: DIANA L. TAYLOR   For       For          Management
1J.   ELECTION OF DIRECTOR: WILLIAM S.        For       For          Management
      THOMPSON, JR.
1K.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO   For       For          Management
      PONCE DE LEON
2.    PROPOSAL TO RATIFY THE SELECTION OF     For       For          Management
      KPMG LLP AS CITI'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2013.
3.    ADVISORY APPROVAL OF CITI'S 2012        For       For          Management
      EXECUTIVE COMPENSATION.
4.    AMENDMENT TO THE CITIGROUP 2009 STOCK   For       For          Management
      INCENTIVE PLAN (RELATING TO DIVIDEND
      EQUIVALENTS).
5.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder
      EXECUTIVES RETAIN A SIGNIFICANT
      PORTION OF THEIR STOCK UNTIL REACHING
      NORMAL RETIREMENT AGE.
6.    STOCKHOLDER PROPOSAL REQUESTING A       Against   Against      Shareholder
      REPORT ON LOBBYING AND GRASSROOTS
      LOBBYING CONTRIBUTIONS.
7.    STOCKHOLDER PROPOSAL REQUESTING THAT    Against   Against      Shareholder
      THE BOARD INSTITUTE A POLICY TO MAKE
      IT MORE PRACTICAL TO DENY
      INDEMNIFICATION FOR DIRECTORS.

--------------------------------------------------------------------------------

DEEPOCEAN GROUP HOLDING BV

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUN 14, 2013   Meeting Type: ANNUAL
Record Date:  JUN 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Appointment of Bart H. Heijermans       FOR       FOR          Management
      (CEO) as chairman of the AGM and
      appointment of the secretary of the AGM
3     Apporval of the agenda of the meeting   FOR       FOR          Management
4     Adoption of annual accounts 2012 and    FOR       FOR          Management
      appropriation of profits
5     Approval of annual report 2012 and      FOR       FOR          Management
      granting discharge for the Board
      members for their management pursued
      over the financial year 2012
6.A   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 January
      2013 up to 30 June 2013
6.B   Approval of remuneration of Board       FOR       FOR          Management
      members for the period from 1 July
      2013 up to 30 June 2014
7     Implementation of the one tier board -  FOR       FOR          Management
      Amendments A, B and D of the amendment
      to the shareholders' agreement;
      amendment of the articles of
      association of the Company and
      appointment of representatives to have
      the amendments executed; appointment
      of execut
8     Amendment C of the amendment to the     FOR       FOR          Management
      Shareholders' Agreement

--------------------------------------------------------------------------------

HORIZON LINES, INC.

Ticker:       HRZL           Security ID:  44044K309
Meeting Date: JUN 06, 2013   Meeting Type: Annual
Record Date:  APR 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-MARTIN TUCHMAN                 For       For          Management
1..2  DIRECTOR-SAMUEL A. WOODWARD             For       For          Management
2.    TO APPROVE AN AMENDMENT TO THE          For       For          Management
      COMPANY'S RESTATED CERTIFICATE OF
      INCORPORATION TO INCREASE THE NUMBER
      OF AUTHORIZED SHARES OF COMMON STOCK
      OF THE COMPANY FROM 100,000,000 TO
      150,000,000.
3.    TO RATIFY THE ACTION OF THE COMPANY'S   For       For          Management
      AUDIT COMMITTEE IN APPOINTING ERNST &
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      OUR FISCAL YEAR ENDING DECEMBER 22,
      2013.
4.    TO ADOPT AN ADVISORY RESOLUTION TO      For       For          Management
      APPROVE OUR EXECUTIVE COMPENSATION.

--------------------------------------------------------------------------------

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 09, 2013   Meeting Type: Annual
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-JOHN T. COLEMAN                For       For          Management
1..2  DIRECTOR-THOMAS A. KEENAN               For       For          Management
1..3  DIRECTOR-J. DAVID SMITH                 For       For          Management
2.    TO RATIFY THE APPOINTMENT OF ERNST &    For       For          Management
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE FISCAL YEAR ENDING DECEMBER 31,
      2013.

--------------------------------------------------------------------------------

REALOGY HOLDINGS CORP

Ticker:       RLGY           Security ID:  75605Y106
Meeting Date: MAY 07, 2013   Meeting Type: ANNUAL
Record Date:  MAR 14, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director                          FOR       FOR          Management
1.2   Elect Director                          FOR       FOR          Management
1.3   Elect Director                          FOR       FOR          Management
2     Advisory vote to approve Realogy        FOR       FOR          Management
      Holdings executive comensation program
3     Ratifying the appointment of            FOR       FOR          Management
      Pricewaterhouse Coopers LLP
4     Advisory vote on the grequency of the   FOR       FOR          Management
      advisory vote on executive compensation

=============== Western Asset Variable Strategic Bond Portfolio ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ Kenneth D. Fuller

Kenneth D. Fuller

President and Chief Executive Officer of

Date: August 16, 2013